Class I [Member] Average Annual Total Returns - Class I		12 Months Ended	60 Months Ended	91 Months Ended
		Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Bloomberg US Aggregate Bond Index (Index reflects no deduction for fees, expenses or taxes.)
Prospectus [Line Items]
Average Annual Return, Percent	[1]	7.30%	(0.36%)	1.99%	[2]
ICE BofA US 3-Month Treasury Bill Index (Index reflects no deduction for fees, expenses or taxes.)
Prospectus [Line Items]
Average Annual Return, Percent	[3]	4.21%	3.19%	2.65%	[2]
Class I
Prospectus [Line Items]
Average Annual Return, Percent		4.65%	3.09%	2.66%	[2]
Performance Inception Date				May 29, 2018
Class I | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		2.73%	1.69%	1.48%	[2]
Performance Inception Date				May 29, 2018
Class I | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		2.73%	1.76%	1.53%	[2]
Performance Inception Date				May 29, 2018

[1]
The Bloomberg US Aggregate Bond Index is a broad representation of the investment-grade fixed-income market in the United States and includes US government and corporate debt securities, mortgage- and asset-backed securities, and international US dollar-denominated bonds. All securities contained in the Bloomberg US Aggregate Bond Index have a minimum term to maturity of one year.

[2]	Inception date of Class I shares was May 29, 2018.
[3]	ICE BofA 3-Month US Treasury Bill Index is comprised of a single issue purchased at the beginning of the month and held for a full month. At the end of the month that issue is sold and rolled into a newly selected issue. The issue selected at each month-end rebalancing is the outstanding Treasury Bill that matures closest to, but not beyond, three months from the rebalancing date. To qualify for selection, an issue must have settled on or before the month-end rebalancing date.